Commitments and Contingencies	6 Months Ended
Mar. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 13 — Commitments and Contingencies

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, unused lines of credit and standby letters of credit. Such commitments involve, to varying degrees, elements of credit, and interest rate risk in excess of the amount recognized in the statements of financial condition.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Letters of credit are conditional commitments issued by the Company guaranteeing payments of drafts in accordance with the terms of the letter of credit agreements. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Collateral may be required to support letters of credit based upon management's evaluation of the creditworthiness of each customer. The credit risk involved in issuing letters of credit is substantially the same as that involved in extending loan facilities to customers. Most letters of credit expire within one year. At March 31, 2012, September 30, 2011 and 2011, the uncollateralized portion of the letters of credit extended by the Company was approximately $3.8 million (unaudited), $4.0 million and $3.8 million, respectively. The current amount of the liability for guarantees under letters of credit was not material as of March 31, 2012, September 30, 2011 or 2010.

At March 31, 2012, September 30, 2011 and 2010, the following financial instruments were outstanding whose contract amounts represent credit risk:

		September 30
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Commitments to extend credit:
Future loan commitments	$15,705	$7,309	$4,959
Undisbursed construction loans	5,066	7,698	34,840
Undisbursed home equity lines of credit	23,881	23,656	25,374
Undisbursed commercial lines of credit	5,158	4,910	7,522
Overdraft protection lines	845	823	866
Standby letters of credit	3,766	3,998	3,809
Total Commitments	$54,421	$48,394	$77,370

Commitments to grant loans at fixed rates at March 31, 2012 and September 30, 2011 totaled $15.7 million (unaudited) and $7.3 million, respectively, with such commitments being for loans with interest rates that ranged from 3.13% to 5.00% (unaudited) and 3.25% to 6.25%, respectively. Commitments to grant loans at variable rates at March 31, 2012 and September 30, 2011 totaled $38.7 million (unaudited) and $41.1 million, respectively, with such commitments being for loans with initial interest rates that ranged from 3.25% to 7.67% (unaudited) and 3.51% to 8.44%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation. Collateral held varies but generally includes personal or commercial real estate.

Unfunded commitments under commercial lines of credit are collateralized except for the overdraft protection lines of credit and commercial unsecured lines of credit. The amount of collateral obtained is based on management's credit evaluation, and generally includes personal or commercial real estate.

The Company has an employment contract with a member of executive management that in the event of a change in control of the Company, as defined, the Company's liability would amount to approximately $611,000 (unaudited) and $611,000 at March 31, 2012 and September 30, 2011, respectively.

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company's consolidated financial statements.